Report of Independent Registered Public
Accounting Firm
To the Shareholders and Board of Trustees of
American Beacon Diversified Fund
In planning and performing our audit of the financial
statements of American Beacon Diversified Fund, a
series of American Beacon Institutional Funds Trust
(the "Fund") as of October 31, 2019 and for the
year ended October 31, 2019, in accordance with
the standards of the Public Company Accounting
Oversight Board (United States), we considered the
Fund's internal control over financial reporting,
including controls over safeguarding securities, as a
basis for designing our auditing procedures for the
purpose of expressing our opinion on the financial
statements and to comply with the requirements of
Form N-CEN, but not for the purpose of expressing
an opinion on the effectiveness of the Fund's
internal control over financial reporting. Accordingly,
we express no such opinion.
The management of the Fund is responsible for
establishing and maintaining effective internal
control over financial reporting. In fulfilling this
responsibility, estimates and judgments by
management are required to assess the expected
benefits and related costs of controls. A fund's
internal control over financial reporting is a process
designed to provide reasonable assurance
regarding the reliability of financial reporting and the
preparation of financial statements for external
purposes in accordance with U.S. generally
accepted accounting principles. A fund's internal
control over financial reporting includes those
policies and procedures that (1) pertain to the
maintenance of records that, in reasonable detail,
accurately and fairly reflect the transactions and
dispositions of the assets of the fund; (2) provide
reasonable assurance that transactions are
recorded as necessary to permit preparation of
financial statements in accordance with U.S.
generally accepted accounting principles, and that
receipts and expenditures of the fund are being
made only in accordance with authorizations of
management and trustees of the fund; and (3)
provide reasonable assurance regarding prevention
or timely detection of unauthorized acquisition, use
or disposition of a fund's assets that could have a
material effect on the financial statements.
Because of its inherent limitations, internal control
over financial reporting may not prevent or detect
misstatements. Also, projections of any evaluation
of effectiveness to future periods are subject to the
risk that controls may become inadequate because
of changes in conditions, or that the degree of
compliance with the policies or procedures may
deteriorate.
A deficiency in internal control over financial
reporting exists when the design or operation of a
control does not allow management or employees,
in the normal course of performing their assigned
functions, to prevent or detect misstatements on a
timely basis. A material weakness is a deficiency,
or a combination of deficiencies, in internal control
over financial reporting, such that there is a
reasonable possibility that a material misstatement
of a fund's annual or interim financial statements
will not be prevented or detected on a timely basis.
Our consideration of the Fund's internal control over
financial reporting was for the limited purpose
described in the first paragraph and would not
necessarily disclose all deficiencies in internal control
that might be material weaknesses under standards
established by the Public Company Accounting
Oversight Board (United States). However, we noted
no deficiencies in the Fund's internal control over
financial reporting and its operation, including
controls over safeguarding securities, that we
consider to be a material weakness as defined above
as of October 31, 2019.
This report is intended solely for the information
and use of management and the Board of Trustees
of American Beacon Diversified Fund and the
Securities and Exchange Commission and is not
intended to be and should not be used by anyone
other than these specified parties.
/s/ Ernst & Young LLP
Dallas, Texas
December 30, 2019